Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Carrying amount at beginning of period	€ 16,240,000	€ 17,467,000
Additions	1,371,000	708,000
Depreciation	(2,513,000)	(2,521,000)
Recognition of right-of-use asset	1,863,000	592,000	€ 536,000
Effect of lease modification	1,859,000	592,000
Disposals		(6,000)
Disposals - cost	(252,000)
Accumulated depreciation on disposals	192,000
Movement for the period	657,000	(1,227,000)
Carrying amount at end of period	16,897,000	16,240,000	17,467,000
Research and development costs
Property, Plant and Equipment
Depreciation	(1,994,000)	(2,088,000)
General and administrative costs
Property, Plant and Equipment
Depreciation	(519,000)	(433,000)
Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	14,794,000	16,014,000
Additions	30,000	62,000
Depreciation	(1,951,000)	(1,852,000)
Effect of lease modification	1,859,000	592,000
Transfers	23,000	(22,000)
Movement for the period	(39,000)	(1,220,000)
Carrying amount at end of period	14,755,000	14,794,000	16,014,000
Right-of-use assets	14,524,000	14,484,000
Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	1,439,000	1,432,000
Additions	1,278,000	643,000
Depreciation	(546,000)	(660,000)
Transfers	(30,000)	30,000
Disposals		(6,000)
Disposals - cost	(252,000)
Accumulated depreciation on disposals	192,000
Movement for the period	642,000	7,000
Carrying amount at end of period	2,081,000	1,439,000	1,432,000
Other
Property, Plant and Equipment
Carrying amount at beginning of period	7,000	21,000
Additions	63,000	3,000
Depreciation	(16,000)	(9,000)
Transfers	7,000	(8,000)
Movement for the period	54,000	(14,000)
Carrying amount at end of period	61,000	7,000	21,000
Cost
Property, Plant and Equipment
Carrying amount at beginning of period	29,114,000	27,820,000
Carrying amount at end of period	32,092,000	29,114,000	27,820,000
Cost | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	22,863,000	22,231,000
Carrying amount at end of period	24,775,000	22,863,000	22,231,000
Cost | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	4,912,000	4,245,000
Carrying amount at end of period	5,908,000	4,912,000	4,245,000
Cost | Other
Property, Plant and Equipment
Carrying amount at beginning of period	1,339,000	1,344,000
Carrying amount at end of period	1,409,000	1,339,000	1,344,000
Accumulated depreciation
Property, Plant and Equipment
Carrying amount at beginning of period	(12,874,000)	(10,353,000)
Carrying amount at end of period	(15,195,000)	(12,874,000)	(10,353,000)
Accumulated depreciation | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	(8,069,000)	(6,217,000)
Carrying amount at end of period	(10,020,000)	(8,069,000)	(6,217,000)
Accumulated depreciation | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	(3,473,000)	(2,813,000)
Carrying amount at end of period	(3,827,000)	(3,473,000)	(2,813,000)
Accumulated depreciation | Other
Property, Plant and Equipment
Carrying amount at beginning of period	(1,332,000)	(1,323,000)
Carrying amount at end of period	€ (1,348,000)	€ (1,332,000)	€ (1,323,000)